UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Western Asset Management Company
Address: 385 E. Colorado Boulevard
         Pasadena, CA  91101

13F File Number:  28-10245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Ehrlich
Title:     Manager of Regulatory Affairs
Phone:     626-844-9407

Signature, Place, and Date of Signing:

     Kevin Ehrlich     Pasadena, CA     February 14, 2013


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $239,245 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    47956   629016 SH       DEFINED 1              629016        0        0
CITIGROUP INC                  COM NEW          172967424    62854  1588834 SH       DEFINED 1             1588834        0        0
DYNEGY INC NEW DEL             COM              26817R108     2549   133242 SH       DEFINED 1              133242        0        0
E TRADE FINANCIAL CORP         NOTE 8/3         269246AZ7      105   115000 PRN      DEFINED 1              115000        0        0
GENERAL MTRS CO                COM              37045V100      141     4884 SH       DEFINED 1                4884        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V126       53     4211 SH       DEFINED 1                   0        0     4211
ISHARES TR                     BARCLYS TIPS BD  464287176       17      136 SH       DEFINED 1                 136        0        0
ISHARES TR                     S&P SH NTL AMTFR 464288158       53      500 SH       DEFINED 1                   0        0      500
LEGG MASON INC                 COM              524901105        1       36 SH       DEFINED 1                  36        0        0
LIBERTY MEDIA CORP             DEB 4.000%11/1   530715AG6     1326  2000000 PRN      DEFINED 1             2000000        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100     8689   152200 SH       DEFINED 1              152200        0        0
MAXCOM TELECOMUNICACIONES SA   ADR REP PR CTF   57773A508       27    13302 SH       DEFINED 1               13302        0        0
NORTEK INC                     COM NEW          656559309     1311    19788 SH       DEFINED 1               19788        0        0
PENTAIR LTD                    SHS              H6169Q108        1        1 SH       DEFINED 1                   1        0        0
QUAD / GRAPHICS INC            COM CL A         747301109        2       81 SH       DEFINED 1                  81        0        0
REALOGY HLDGS CORP             COM              75605Y106   109161  2601550 SH       DEFINED 1             2601550        0        0
RESOLUTE FST PRODS INC         COM              76117W109      308    23251 SH       DEFINED 1               23251        0        0
SEMGROUP CORP                  CL A             81663A105      975    24938 SH       DEFINED 1               24938        0        0
SEMGROUP CORP                  *W EXP 11/30/201 81663A113     3713   241080 SH       DEFINED 1                   0        0   241080
SIMON PPTY GROUP INC NEW       COM              828806109        1        6 SH       DEFINED 1                   6        0        0
TELEFONICA S A                 SPONSORED ADR    879382208        1        6 SH       DEFINED 1                   6        0        0
THE ADT CORPORATION            COM              00101J106        1        3 SH       DEFINED 1                   3        0        0